SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Schedule of Internal Revenue Code Dollar Limitations
As provided by the Internal Revenue Code (“Code”), the following table provides the dollar limitations under a 401(k) retirement plan for 2025 and 2024. Section 415(d) of the Code requires the limits to be adjusted annually for cost-of-living increases.

	2025 Limits	2024 Limits
Annual compensation (1)	$350,000	$345,000
Defined contribution limits (2)	$70,000	$69,000
Elective deferral (3)	$23,500	$23,000
Catch-up contributions (4)	$7,500	$7,500

(1) Annual compensation is eligible compensation for the purposes of the Plan and is limited by the Code.
(2) All Plan contributions, including pre-tax and after-tax participant contributions and all employer contributions, may not exceed the lesser of hundred percent (100%) of the participant’s eligible compensation or Code limits.
(3) Participant pre-tax contributions are considered elective deferrals and are limited by the Code.
(4) Participants age 50 and older are permitted to make additional pre-tax contributions (catch-up contributions) according to the Code. Any catch-up contributions made on or after January 1, 2026 by participants whose wages for the preceding calendar year from any employer in the PG&E Corporation Group exceed $150,000 (or as adjusted) must be made as after-tax contributions.

Schedule of Employer Contribution By Years of Service
All other participating employees hired before January 1, 2013 are eligible for a matching employer contribution according to the following years of service:

Length of Service	Matching Employer Contribution
Less than 1 year of service	none
1 to 3 years of service	sixty percent (60%) matching employer contributions of the participant’s pre-tax and/or after-tax contributions that do not exceed three percent of the employee’s eligible compensation
3 years of service or more	sixty percent (60%) matching employer contributions of the participant’s pre-tax and/or after-tax contributions that do not exceed six percent of the employee’s eligible compensation